S-K 1602(a)(4) Forepart, Adjusted NTBV	Mar. 31, 2026 $ / shares
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.32
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.68
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.32
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.66
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.34
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.76
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.24
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.97)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.97
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.32
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.69
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.31
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.67
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.33
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.78
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.22
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.94)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 10.94